Commodity Derivative Losses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Derivative Instruments

($ millions)	2022	2021
Realized losses	(641.8)	(360.8)
Unrealized gains (losses)	168.4	(128.1)
Commodity derivative losses	(473.4)	(488.9)